SHARE OPTIONS - Options Details and Assumptions Used to Estimate Fair Value of Options Granted (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2019	Jun. 09, 2014	Dec. 31, 2008
Nonvested shares | Vest over a period of two years
Share options
Vesting period	1 year	10 months	1 year
Nonvested shares | Vest over a period of one year and five months
Share options
Vesting period		1 year	2 years
2008 Plan
Share options
Capital shares reserved for future issuance					11,344,444	4,444,444
2008 Plan | Employee Stock Option
Share options
Shares options granted	165,552
Exercise price of shares options granted (in dollars per share)	$ 0
Assumptions used for estimating the fair value of options granted on the date of grant
Risk-free interest rate per annum (as a percent)	4.27%	4.57%	3.85%
Exercise multiple	2.8	2.8	2.8
Expected volatility (as a percent)	107.38%	109.30%	78.00%
Expected dividend yield (as a percent)	0.00%	0.00%	0.00%
Fair value of ordinary shares (in dollars per share)	$ 0.12	$ 0.32	$ 0.52
Expected terms (in years)	10 years	10 years	10 years
2019 Plan
Share options
Shares authorized to grant				2,867,382
Additional shares authorized to issue				10,667,382
The Plans | Consultants | Vest immediately
Share options
Shares options granted	165,552
The Plans | Exercise price two | Consultants | Vest immediately
Share options
Shares options granted			44,444
Exercise price of shares options granted (in dollars per share)			$ 0.01
The Plans | Exercise price three | Consultants | Vest immediately
Share options
Shares options granted			77,036
Exercise price of shares options granted (in dollars per share)			$ 0.81
The Plans | Exercise price four | Consultants | Vest immediately
Share options
Shares options granted			1,200,000
Exercise price of shares options granted (in dollars per share)			$ 0.3
The Plans | Exercise price five | Consultants | Vest immediately
Share options
Shares options granted		37,038
Exercise price of shares options granted (in dollars per share)		$ 0.3
The Plans | Exercise price six | Consultants | Vest immediately
Share options
Shares options granted		155,556
Exercise price of shares options granted (in dollars per share)		$ 0.01
The Plans | Exercise price seven | Consultants | Vest over a period of two years
Share options
Vesting period		2 years
Shares options granted		980,000
Exercise price of shares options granted (in dollars per share)		$ 0.33
The Plans | Exercise price eight | Consultants | Vest over a period of one year and five months
Share options
Vesting period		1 year 5 months
Shares options granted		1,600,000
Exercise price of shares options granted (in dollars per share)		$ 0.33